ACQUISITIONS - China Wind Facility (Details) - China Wind Facility ¥ in Millions	1 Months Ended	12 Months Ended
	Jul. 08, 2019 USD ($)	Dec. 31, 2019 USD ($)	Sep. 30, 2019 USD ($)	Sep. 30, 2019 CNY (¥)
Disclosure of detailed information about business combination [line items]
Consideration transferred, acquisition-date fair value			$ 160,000,000	¥ 1,140
Equity interests of acquirer	$ 0.25
Percentage of voting equity interests acquired	100.00%
Acquisition costs (less than)	$ 1,000,000
Revenue of acquirees as if combination occurred at beginning of period		$ 44,000,000